Schedule of Provision (Benefit) for Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Federal
State				40,714
Foreign				99,299
Total current taxes				140,013
Federal
State
Foreign			(216,234)	(107,105)
Total deferred taxes			(216,234)	(107,105)
Income tax expense (benefit)	$ 13,518,652	$ (62,582)	$ (216,234)	$ 32,908